Astor Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 84.4%
		COMMODITY FUND - 9.5%
	710,485	Aberdeen Standard Physical Gold Shares ETF *^	$ 11,545,381
	66,386	SPDR Gold Shares *	10,542,097
			22,087,478
		DEBT FUNDS - 69.8%
	236,123	First Trust Low Duration Opportunities ETF	12,195,753
	87,605	iShares 3-7 Year Treasury Bond ETF	11,681,251
	90,912	iShares Core U.S. Aggregate Bond ETF	10,645,795
	178,830	iShares Short Treasury Bond ETF	19,834,035
	218,745	iShares Short-Term Corporate Bond ETF	11,740,044
	418,085	JPMorgan Ultra-Short Income ETF ^	21,029,676
	318,185	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	29,133,019
	388,845	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	11,719,788
	224,603	SPDR Portfolio Long Term Treasury ETF	10,713,563
	380,316	SPDR Portfolio Short Term Treasury ETF ^	11,679,505
	141,409	Vanguard Short-Term Bond ETF	11,691,696
			162,064,125
		EQUITY FUNDS - 5.1%
	53,808	Invesco QQQ Trust Series 1 ^	11,779,109

		TOTAL EXCHANGE TRADED FUNDS (Cost $194,012,272)	195,930,712

		SHORT-TERM INVESTMENTS - 24.7%
		INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 9.0%
	20,958,582	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.21% +(a)	20,958,582

		MONEY MARKET FUND - 15.7%
	36,545,449	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.12% +	36,545,449

		TOTAL SHORT-TERM INVESTMENTS (Cost $57,504,031)	57,504,031

		TOTAL INVESTMENTS - 109.1% (Cost $251,516,303)	$ 253,434,743
		LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1) %	(21,165,974)
		TOTAL NET ASSETS - 100.0%	$ 232,268,769
ETF - Exchange Traded Fund
SPDR - Standard and Poor's Depositary Receipts
*	Non-Income producing security.
^	Security, or a portion of the security, is out on loan at April 30, 2020. Total Loaned securities had a value of $20,307,966 at April 30, 2020.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.
(a)	The loaned securities were secured with short-term investment cash collateral of $20,958,582.

Astor Sector Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 86.0%
		DEBT FUNDS - 60.1%
	32,277	Invesco Ultra Short Duration ETF	$ 1,615,141
	29,289	iShares Core U.S. Aggregate Bond ETF	3,429,742
	25,844	iShares Short Maturity Bond ETF ^	1,272,817
	33,976	iShares Short Treasury Bond ETF	3,768,278
	73,425	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	6,722,793
	111,626	SPDR Portfolio Short Term Treasury ETF	3,428,035
			20,236,806
		EQUITY FUNDS - 25.9%
	19,196	Consumer Staples Select Sector SPDR Fund	1,118,359
	10,211	Energy Select Sector SPDR Fund	388,018
	5,148	First Trust Health Care AlphaDEX Fund *	434,337
	48,112	First Trust Technology AlphaDEX Fund	3,325,501
	15,172	Health Care Select Sector SPDR Fund	1,513,104
	11,821	Real Estate Select Sector SPDR Fund	400,968
	17,507	Vanguard Communication Services ETF ^	1,525,735
			8,706,022
		TOTAL EXCHANGE TRADED FUNDS (Cost $28,221,408)	28,942,828

		SHORT-TERM INVESTMENTS - 19.4%
		INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.4%
	1,820,576	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.21% +(a)	1,820,576

		MONEY MARKET FUND - 14.0%
	4,729,036	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.12% +	4,729,036

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,549,612)	6,549,612

		TOTAL INVESTMENTS - 105.4% (Cost $34,771,020)	$ 35,492,440
		LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4) %	(1,831,622)
		TOTAL NET ASSETS - 100.0%	$ 33,660,818

ETF - Exchange Traded Fund
SPDR - Standard and Poor's Depositary Receipts
^	Security, or a portion of the security, is out on loan at April 30, 2020. Total Loaned securities had a value of $1,765,918 at April 30, 2020.
*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.
(a)	The loaned securities were secured with short-term investment cash collateral of $1,820,576.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020
	Shares				Fair Value

		EXCHANGE TRADED FUNDS - 84.1%
		COMMODITY FUND - 4.4%
	2,101	SPDR Gold Shares *			$ 333,639

		DEBT FUNDS - 56.0%
	16,395	iShares 20+ Year Treasury Bond ETF			2,733,702
	2,376	iShares Core U.S. Aggregate Bond ETF			278,230
	446	iShares Long-Term Corporate Bond ETF			29,886
	10,798	iShares Short-Term Corporate Bond ETF			1,197,606
					4,239,424
		EQUITY FUNDS - 23.7%
	7,911	Invesco QQQ Trust Series 1			1,731,797
	1,712	iShares MSCI Taiwan ETF			63,395
					1,795,192
		TOTAL EXCHANGE TRADED FUNDS (Cost $6,220,088)			6,368,255

		SHORT-TERM INVESTMENTS - 3.0%
	229,973	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.12% +			229,973
		TOTAL SHORT-TERM INVESTMENTS (Cost $229,973)

		TOTAL INVESTMENTS - 87.1% (Cost $6,450,061)			$ 6,598,228
		OTHER ASSETS IN EXCESS OF LIABILITIES - 12.9%			979,845
		TOTAL NET ASSETS - 100.0%			$ 7,578,073
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard and Poor's Depositary Receipts
*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2020.
Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

FUTURES CONTRACTS ^
	Long Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Gain (Loss)
	4	Australian Dollar Future June 2020	Interactive Broker	$ 260,920	$ 160
	4	British Pound Future June 2020	Interactive Broker	315,050	343
	12	Canadian 10 Year Future June 2020	Interactive Broker	1,290,673	10,126
	1	CBOE VIX Future May 2020	Interactive Broker	33,975	2,073
	7	Euro-Bund Future June 2020	Interactive Broker	1,337,373	19,792
	5	Japanese Yen Future June 2020	Interactive Broker	583,313	(1,044)
	7	Long Gilt Future June 2020	Interactive Broker	1,215,816	24,863
	9	US 10 Year Future June 2020	Interactive Broker	1,251,567	21,694
				Net Unrealized Gain from Open Long Futures Contracts	$ 78,007
	Short Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Gain (Loss)
	12	Brent Crude Future August 2020	Interactive Broker	$ 339,720	$ (12,749)
	2	Coffee Future July 2020	Interactive Broker	79,725	9,557
	5	Copper Future July 2020	Interactive Broker	293,000	(10,875)
	9	Corn Future July 2020	Interactive Broker	144,000	3,615
	1	E-Mini S&P 500 Future June 2020	Interactive Broker	145,120	2,653
	1	Euro FX Future June 2020	Interactive Broker	137,025	(1,915)
	4	Soybean Future July 2020	Interactive Broker	171,050	(1,849)
	6	Wheat Future July 2020	Interactive Broker	157,275	3,371
				Net Unrealized Loss from Open Short Futures Contracts	$ (8,192)

^ Each futures contract is a holding of AMA Fund Limited CFC ("AMA") which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.
** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of April 30, 2020 the amount of unrealized gain and realized gain on futures contracts subject to commodity, equity, interest rate and foreign exchange rate risk amounted to $69,815 and $388,495 respectively.

Valuation of Underlying Funds - Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund
Assets *		Level 2	Level 3	Total
Exchange Traded Funds	$ 195,930,712	$ -	$ -	$ 195,930,712
Investment Purchased as Securities Lending Collateral	20,958,582	-	-	20,958,582
Short-Term Investments	36,545,449	-	-	36,545,449
Total	$ 253,434,743	$ -	$ -	$ 253,434,743

Astor Sector Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 28,942,828	$ -	$ -	$ 28,942,828
Investment Purchased as Securities Lending Collateral	1,820,576	-	-	1,820,576
Short-Term Investments	4,729,036	-	-	4,729,036
Total	$ 35,492,440	$ -	$ -	$ 35,492,440

Astor Macro Alternative Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,368,255	$ -	$ -	$ 6,368,255
Open Futures Contracts ***	69,815	-	-	69,815
Short-Term Investments	229,973	-	-	229,973
Total	$ 6,668,043	$ -	$ -	$ 6,668,043

There were no Level 3 holdings during the current periods presented.
*Refer to the Schedule of Investments for classification by asset class.
**Refer to the Consolidated Schedule of Investments for classification by asset class.
*** Includes cumulative net unrealized appreciation on futures contracts open at April 30, 2020.

UNDERLYING FUND RISK
Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Astor Macro Alternative Fund currently invests a portion of its assets in iShares 20+ Year Treasury Bond ETF. The Fund may redeem its investments from iShares 20+ Year Treasury Bond ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares 20+ Year Treasury Bond ETF. The financial statements of iShares 20+ Year Treasury Bond ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2020 the percentage of the Fund’s net assets invested in iShares 20+ Year Treasury Bond ETF was 36.07%, respectively.
The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund includes AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation ("CFC").

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the Fund's investments in the AMA is as follows:
Inception Date of CFC		CFC Net Assets at April 30, 2020		% of Fund Net Assets at April 30, 2020
AMA-CFC	6/15/15	$995,208		13.1%

For tax purposes, AMA is an exempted Cayman investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments

.

Security Loans - The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with The BNP Paribas (the “lending agent”). Under the terms of the agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The below table represents aggregate cost for federal tax purposes, for the Astor Funds as of April 30, 2020 and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation/ Depreciation
Astor Dynamic Allocation Fund	$ 251,546,425	$ 2,023,745	$ (135,427)	$ 1,888,318
Astor Sector Allocation Fund	34,771,020	784,740	(63,320)	721,420
Astor Macro Alternative Fund	6,548,811	180,626	(131,209)	49,417